Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Estimated Future Payments Under Contract
Estimated future payments under this contract for upcoming fiscal years are as follows:

2020	Ps.	4,465,691
2021		4,767,534
2022		4,786,926
2023		4,804,471
2024		4,836,432
2025 and thereafter		12,057,347

Total	Ps.	35,718,401

Estimated Value of Contracts
As of December 31, 2019 and 2018, the estimated value of these contracts was as follows:

Maturity	2019		2018
Up to 1 year	Ps.	1,251,543	Ps.	4,461,048
1 to 3 years		1,610,152		1,525,043
4 to 5 years		426,886		1,496,380
More than 5 years		—		2,518,017

Total	Ps.	3,288,581	Ps.	10,000,488

Development Expenditure [member]
Statement [LineItems]
Estimated Value of Contracts
D.
As of December 31, 2019 and 2018, the estimated value of the contracts that PEMEX has entered into with several contractors for the development of various infrastructure and services works was as follows:

Maturity	2019		2018
Up to 1 year	Ps.	104,584,602	Ps.	105,856,669
1 to 3 years		325,674,623		192,105,937
4 to 5 years		43,984,437		15,811,930
More than 5 years		147,488,082		65,810,305

Total	Ps.	621,731,744	Ps.	379,584,841